Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

(Millions)	2012	2011	2010
Cash income tax payments, net of refunds	$1,717	$1,542	$1,509
Cash interest payments	166	219	178
Capitalized interest	23	19	17